NOTE 12 - INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year ended December 31,
	2012	2011
Net loss for the year	$(7,003,791)	$(5,337,700)
Effective statutory rate	34%	34%
Expected tax recovery	$(2,381,289)	$(1,814,818)
Net effects of non deductible items	1,608,041	1,060,511
Valuation allowance	773,248	754,307
	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2012	2011
Net operating loss carry forward	$1,875,506	$984,718
Equipment	(153,616)	(31,190)
Valuation allowance	(1,721,889)	(953,528)
Net deferred tax assets	$-	$-